Share-Based Compensation (Policy)	12 Months Ended
Dec. 31, 2011
Share Based Compensation, Option And Incentive Plans, Directory Policy

     Each director who is not an employee of the Company receives annual compensation of StanCorp common stock with a fair value equal to $50,000 based on the closing market price of StanCorp common stock on the day of the annual shareholders meeting, in addition to annual stock option grants.

Options [Member]
Share-Based Compensation, Option And Incentive Plans Policy

     Options are granted to directors, officers and certain non-officer employees. Directors typically receive annual grants in amounts determined by the Nominating & Corporate Governance Committee of the Board of Directors and executive officers typically receive annual grants in amounts determined by the Organization & Compensation Committee of the Board of Directors. Each director who is not an employee of the Company receives annual stock options with a fair value equal to $50,000 on the date of the annual shareholders meeting. Non-executive officers typically receive annual grants as determined by management. Officers may also receive options when hired or promoted to an officer position. In addition, the Chief Executive Officer has authority to award a limited number of options at his discretion to non-executive officers and other employees. Options are granted with an exercise price equal to the closing market price of StanCorp common stock on the grant date. Directors' options vest after one year with other options generally vesting in four equal installments on the first four anniversaries of the vesting reference date. Option awards to certain officers vest if the officer's employment is terminated by the Company without cause or the officer terminates for good reason within 24 months after a change of control of the Company as defined in the Company's change of control agreement. Options generally expire 10 years from the grant date.

The fair value of each option award was estimated using the Black-Scholes option pricing model as of the grant date using the assumptions noted in the following table. The Black-Scholes option pricing model uses the expected term as an input with the calculated option value varying directly with the length of time until exercise. The Company bases its estimate of the expected term on an analysis of the historical exercise experience of similar options granted to similar employee or director groups. The expected term given below represents the weighted-average expected term of options granted. Expected stock price volatility is based on the volatility of StanCorp common stock price over the prior period equal in duration to the expected term. The dividend rate is the rate expected to be paid over the expected term, generally estimated to be equal to the rate for the year prior to the grant. The risk-free rate is the interest rate on a U.S. Treasury bond of a maturity closest to the expected term of the option granted.

     The compensation cost of stock options is recognized over the vesting period, which is also the period over which the grantee must provide services to the Company. At December 31, 2011, the total compensation cost related to unvested option awards that had not yet been recognized in the financial statements was $6.1 million. This compensation cost will be recognized over a weighted-average period of 2.2 years. During 2009, certain executive officers of the Company retired, upon which the vesting of some of their options was accelerated in accordance with their option agreements. The accelerated vesting resulted in recognition of $1.8 million of additional compensation cost for 2009.

Performance Awards [Member]
Share-Based Compensation, Option And Incentive Plans Policy

     The Company grants annual performance-based stock awards to designated senior officers as long-term incentive compensation. Under the 2002 Plan, the Company had 0.7 million shares available for issuance as stock award grants at December 31, 2011.

     In years prior to 2008, the performance-based stock awards consisted of restricted shares (60%) and cash performance units (40%), which represent a right to receive cash equal to the value of one share of StanCorp common stock. The restricted shares and cash performance units were subject to forfeiture if continued employment and financial performance criteria were not met.

     The compensation cost of these awards was measured using an estimate of the number of restricted shares and cash performance units that will vest at the end of the performance period, multiplied by the fair value of the awards. For restricted shares, the fair value was measured as the closing market price of StanCorp common stock on the grant date. For cash performance units, the fair value was measured as the closing market price of StanCorp common stock on the date of the financial statements.

ESPP [Member]
Share-Based Compensation, Option And Incentive Plans Policy

     The Company's ESPP allows eligible employees to purchase StanCorp common stock at a 15% discount of the lesser of the closing market price of StanCorp common stock on either the commencement date or the final date of each six-month offering period. Under the terms of the plan, each eligible employee may elect to have up to 10% of the employee's gross total cash compensation for the period withheld to purchase StanCorp common stock. No employee may purchase StanCorp common stock having a fair market value in excess of $25,000 in any calendar year.

     The compensation cost for the ESPP is measured as the sum of the value of the 15% discount and the value of the embedded six-month option. The value of the discount is equal to 15% of the fair market value of the purchase price of the common stock. The value of the embedded option is calculated using the Black-Scholes option pricing model and the assumptions noted in the following table. Expected stock price volatility was based on the volatility of the price of StanCorp common stock during the six months preceding the offering period. The risk-free rate was based on the six-month U.S. Treasury yield curve in effect at the time of the grant.